Income taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Domestic	$ 32,034,825	$ 1,707,223	$ (3,808,877)
Foreign	0	0	0
Profit/(loss) before taxes	$ 32,034,825	$ 1,707,223	$ (3,808,877)